SUPPLEMENT DATED December 11, 2006
                         TO THE AUL AMERICAN UNIT TRUST
                          PROSPECTUS DATED MAY 1, 2006

     Page 6 of the Prospectus is revised to add the following funds to the table:


Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                        Investment Advisor

AIM Capital Development          Retirement       AIM Capital Development Fund     A I M Advisors, Inc.

AIM Capital Development          Inv              AIM Capital Development Fund     A I M Advisors, Inc.

AIM International Growth         A                AIM International Growth Fund    A I M Advisors, Inc.

AIM International Growth         Retirement       AIM International Growth Fund    A I M Advisors, Inc.

Alger Capital Appreciation
  Institutional                  Inst             The Alger Institutional Funds    Fred Alger Management, Inc.

Alger Capital Appreciation
  Institutional                  Retirement       The Alger Institutional Funds    Fred Alger Management, Inc.

Alger SmallCap Growth
  Institutional                  Inst             The Alger Institutional Funds    Fred Alger Management, Inc.

Alger SmallCap Growth
  Institutional                  Retirement       The Alger Institutional Funds    Fred Alger Management, Inc.

Allianz CCM Mid Cap              Admin            Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz CCM Mid Cap              R                Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz NFJ Dividend Value       Admin            Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz NFJ Dividend Value       R                Allianz Funds                    Allianz Dresdner Asset Management of America

American Century(R) Emerging
  Markets                        Advisor          Emerging Markets Fund            American Century(R) Global Investment
                                                                                     Management, Inc.

American Century(R) Emerging
  Markets                        Investor         Emerging Markets Fund            American Century Global Investment
                                                                                     Management, Inc.

American Funds(R) AMCAP Fund(R)  Class R4         American Funds(R)                Capital Research and Management Company

American Funds(R) American       Class R4         American Funds(R)                Capital Research and Management Company
  High-Income Trust(SM)

American Funds(R) Capital World  Class R4         American Funds(R)                Capital Research and Management Company
Growth & Income

American Funds(R) EuroPacific
  Growth Fund                    Class R4         American Funds(R)                Capital Research and Management Company

American Funds(R) Fundamentals   Class R3         American Funds(R)                Capital Research and Management Company

American Funds(R) Fundamentals   Class R4         American Funds(R)                Capital Research and Management Company

American Funds(R) Intermediate
  Bond Fund                      Class R4         American Funds(R)                Capital Research and Management Company

Dreyfus Premier Health Care      Class R          Dreyfus Premier Health Care       The Dreyfus Corporation

Dreyfus Premier Health Care      Class T          Dreyfus Premier Health Care       The Dreyfus Corporation

Dreyfus Premier International
  Equity                         Class R          Dreyfus Premier International     The Boston Comopany Asset Management LLC
                                                    Equity Fund

Dreyfus Premier International
  Equity                         Class T          Dreyfus Premier International     The Boston Comopany Asset Management LLC
                                                    Equity Fund

Dreyfus Premier Structured
  Midcap                         Class T          Dreyfus Growth and Value          The Dreyfus Corporation
                                                    Leaders, Inc.
                                                    Century Fund, Inc.

Dreyfus Premier Worldwide        Class T          Dreyfus Premier Worldwide         The Dreyfus Corporation
  Growth                                            Growth, Inc.

Fidelity(R) Advisor Fifty        Class A          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Fifty        Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Leveraged
  Company Stock                  Class A          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Leveraged
  Company Stock                  Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

First American Funds Mid Cap                      First American Investment
  Value                          A                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Mid Cap                      First American Investment
  Value                          R                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.


First American Funds Mid Cap                      First American Investment
  Growth Opportunities           A                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Mid Cap                      First American Investment
  Growth Opportunities           R                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Small Cap                    First American Investment
  Select                         A                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Small Cap                    First American Investment
  Select                         R                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Small Cap                    First American Investment
  Value                          A                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Small Cap                    First American Investment
  Value                          R                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Strategy                     First American Investment
  Growth Allocation              A                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Strategy                     First American Investment
  Growth Allocation              R                  Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

Franklin Small Cap Value         Class A          Franklin Value Investors Trust    Franklin Advisory Services, LLC

Franklin Small Cap Value         Class R          Franklin Value Investors Trust    Franklin Advisory Services, LLC

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Strategic Growth   Institutional      FUNDS                           Goldman Sachs Asset Management, L.P.

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Strategic Growth   Service            FUNDS                           Goldman Sachs Asset Management, L.P.

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Mid Cap Value      Institutional      FUNDS                           Goldman Sachs Asset Management, L.P.

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Mid Cap Value      Service            FUNDS                           Goldman Sachs Asset Management, L.P.

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Small Cap Value    Institutional      FUNDS                           Goldman Sachs Asset Management, L.P.

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Small Cap Value    Service            FUNDS                           Goldman Sachs Asset Management, L.P.

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Tollkeeper         Instituional       FUNDS                           Goldman Sachs Asset Management, L.P.

                                                  GOLDMAN SACHS DOMESTIC EQUITY
Goldman Sachs Tollkeeper         Service            FUNDS                           Goldman Sachs Asset Management, L.P.

Janus Adviser Mid Cap Value      Class R          Janus Adviser Series              Janus Capital Management LLC

Janus Aspen Mid Cap Value        Service          Janus Aspen Series                Janus Capital Management LLC

Manning & Napier Fund, Inc.      Class A          Pro-Blend Conservative Term       Manning & Napier Advisors, Inc.
  Pro-Blend Conservative Term                       Series
  Series

Manning & Napier Fund, Inc.      Class A          Pro-Blend Extended Term           Manning & Napier Advisors, Inc.
  Pro-Blend Extended Term                           Series
  Series

Manning & Napier Fund, Inc.      Class A          Pro-Blend Maximum Term            Manning & Napier Advisors, Inc.
  Pro-Blend Maximum Term                            Series
  Series

Manning & Napier Fund, Inc.      Class A          Pro-Blend Moderate Term           Manning & Napier Advisors, Inc.
  Pro-Blend Moderate Term                           Series
  Series

Oppenheimer Main Street Small    Class A          OppenheimerFunds(R)               The Manager
  Cap

Oppenheimer Main Street Small    Class N          OppenheimerFunds(R)               The Manager
  Cap

Pioneer Emerging Markets         Class A          Pioneer Emerging Markets Fund     Pioneer Investment Management, Inc.

Russell Emerging Markets Fund    Class E          Russell Funds                     Frank Russell Investment Management Co. (FRIMCO)

Russell Real Estate Securities   Class E          Russell Funds                     Frank Russell Investment Management Co. (FRIMCO)
  Fund

Russell Select Value Fund        Class E          Russell Funds                     Frank Russell Investment Management Co. (FRIMCO)

     Page 17 of the Prospectus is revised to make the following corrections to the Condensed Financial Table:

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------

AIM Dynamics (Formerly INVESCO Dynamics)
    2001                           2.66                       2.18                                   145

American Century(R) Small Cap Value
Advisor
    2003                           1.05 (05/01/03)            1.52                                     0

Calvert Income
Class A
    2004                           1.14                       1.18                             3,691,036
    2003                           1.01                       1.14                               460,417

Fidelity Advisor Int'l Capital Appreciation
    2004                           1.00 (5/17/2004)           1.00                                     0

Fidelity(R) Advisor Mid Cap
    2004                           1.40                       1.60                               137,117
    2003                           1.00 (05/01/2003)          1.40                                     0

Janus Advisor Small Company Value
    2005                        $ 1.27                      $ 1.13                                 2,594

T. Rowe Price International Growth & Income
    2005                         $ 1.70                     $ 1.94                               705,104
    2004                           1.40                       1.70                               109,440
    2003                           1.04 (05/01/03)            1.40                                 9,120


         Page 32 of the Prospectus is revised to add the following language:

AIM Capital Development Fund

AIM Capital Development Fund - Class R and Investor Class

     The investment seeks long-term growth of capital. The fund invests in securities, including common stocks, convertible securities and bonds, of small and medium sized companies. It may also invest up to 25% of assets in foreign securities and may hold a portion of assets in cash or cash equivalents. The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

FOR ADDITIONAL INFORMATION CONCERNING AIM CAPITAL DEVELOPMENT FUND AND ITS PORTFOLIOS, PLEASE SEE THE AIM CAPITAL DEVELOPMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM International Growth Fund

AIM International Growth Fund - Class A and Class R

     The investment seeks long-term growth of capital. The fund normally invests in a diversified portfolio of international equity securities whose issuers are considered by the fund's portfolio managers to have strong earnings momentum. It may invest up to 20% of assets in foreign companies located in developing countries and up to 20% of assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The fund may also invest up to 20% of assets in high-grade short-term securities and debt securities.

FOR ADDITIONAL INFORMATION CONCERNING AIM INTERNATIONAL GROWTH FUND AND ITS PORTFOLIOS, PLEASE SEE THE AIM INTERNATIONAL GROWTH PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

     Page 34 of the Prospectus is revised to add the following language:


The Alger Institutional Funds

Alger Capital Appreciation Institutional - Class R and Class I

     The investment seeks long-term capital appreciation. Under normal circumstances, the fund invests in the equity securities of companies of any size which demonstrate promising growth potential. It can leverage, that is, borrow money, to buy additional securities. By borrowing money, the fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger Small Cap Growth Institutional - Class R and Class I

     The investment seeks long-term capital appreciation. The fund focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, it invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

FOR ADDITIONAL INFORMATION CONCERNING THE ALGER INSTITUTIONAL FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALGER INSTITUTIONAL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

     Page 35 of the Prospectus is revised to add the following language:


Allianz CCM Mid Cap - Class Admin and Class R

     The investment seeks growth of capital. The fund primarily invests in common Stocks issued by companies with market capitalizations of at least $500 million. Each issue is screened and ranked using multiple computer models, including screens for dividend growth, equity growth, earnings growth, earnings momentum, and earnings surprise.

Allianz NFJ Dividend Value - Class Admin and Class R

     The investment seeks current income; long-term growth of capital is a secondary objective. The fund normally invests at least 80% assets in income producing common stocks of companies with market capitalizations of more than $2 billion at the time of investment. It typically invests in 40 to 50 securities. The fund may also invest in convertible securities and preferred stocks.

     Page 36 of the Prospectus is revised to add the following language:


American Century(R) Emerging Markets Fund

American Century Emerging Markets - Advisor Class and Investor Class

     The investment seeks capital growth. The fund normally invests invest at least 80% of its assets in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.The fund may invest the balance of assets in bonds, notes, and debt securities of companies, and in domestic and foreign government obligations. It may invest in securities of any maturity and credit quality.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY EMERGING MARKETS AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY EMERGING MARKETS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

     Pages 38 and 39 of the Prospectus are revised to add R4 class to the following funds:

American Funds(R) Capital World Growth & Income FundSM - Class R3 and R4

American Funds(R) Intermediate Bond Fund of America(R) - Class R3 and R4

American Funds(R) EuroPacific Growth Fund(R) - Class R3 and R4

American Funds(R) The Growth Fund of America(R) - Class R3 and R4

American Funds(R) AMCAP Fund(R) - Class R3  and R4

American Funds(R) American High-Income TrustSM - Class R3 and R4

         And, to add the following language:

American Funds Fundamentals - Class R3 and Class R4

     The investment seeks growth of capital and income. The fund invests primarily in common stocks or securities convertible into common stocks. It may invest significantly in securities of issuers domiciled outside of the U.S. and not included in the S&P 500 Index. The fund may also hold cash or money market instruments.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN FUNDS(R) AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN FUNDS(R) PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

     Page 40 of the Prospectus is revised to add the following language:

Drefus Premier Health Care

Dreyfus Premier Health Care - Class R and Class T

     The investment seeks long-term capital appreciation. The fund normally invests at least 80% of its assets in stocks of companies in the health care and health care related sectors. Although the fund normally will invest in common stocks of U.S.-based companies, it may invest up to 35% of assets in foreign securities. The fund is non-diversified.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER HEALTH CARE FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER HEALTH CARE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Dreyfus Premier International Equity

Dreyfus Premier International Equity - Class R and Class T

     The investment seeks long term growth. It usually invests 80% in equity securities of coutries located in the Morgan Stanley Capital International Europe, Australia, and Far East (EAFE). The fund may also invest upto 20% of its net assets in high grade fixed-income securities and also 25% of its assets in emerging countries.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER INTERNATIONAL EQUITY FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER INTERNATIONAL FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

     Page 42 of the Prospectus is revised to add the following language:

Fidelity(R) Advisor Fifty Fund - Class A and Class T

     The investment seeks capital appreciation. The fund invests assets in common stock of companies that have great growth potential. It normally invests in 50 to 60 stocks. In addition to investing in securities of domestic issuers, the fund may invest in foreign securities. The fund may also engage in buying and selling of futures contacts. It is nondiversified.

     Page 43 of the Prospectus is revised to add the following language:


Fidelity(R) Advisor Leveraged Company Stock - Class A and Class T

     The investment seeks capital appreciation. The fund invests 65% of assets in stock. The fund normally invests in common stocks of leveraged companies (companies that issue lower-quality debt and other companies with leveraged capital structures). It typically invests in either "growth" stocks or "value" stocks or both. The fund is nondiversified.

     Page 45 of the Prospectus is revised to add the following language:

FIRST AMERICAN INVESTMENT FUNDS, INC.

First American Funds Mid Cap Value - Class A and Class R

     The investment seeks capital appreciation. The fund normally invests at least 80% of assets in common stocks of mid-capitalization companies. These are defined as companies that constitute the Russell MidCap Index and with market capitalizations between $32 million and $20.5 billion. Management invests in securities it believes are undervalued relative to other securities in the same industry or market, exhibit good or improving fundamentals and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

First American Funds Mid Cap Growth Opportunities - Class A and Class R

     The investment seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. The fund may invest up to 25% of assets in foreign securities.

First American Funds Small Cap Select - Class A and Class R

     The investment seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. Up to 25% of the funds total assets may be invested in securities of foreign issuers.

First American Funds Small Cap Value - Class A and Class R

     The investment seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. Up to 25% of the funds total assets may be invested in foreign securities.

First American Funds Strategy Growth Allocation - Class A and Class R

     The investment seeks capital growth with a moderate level of current income. The fund invests primarily in mutual funds, rather than directly in securities. It aims to invest 55% to 85% of assets in underlying equity funds, including small-company and international equities. The fund may invest 15% to 45% in the underlying fixed-income fund, and up to 30% in the prime obligations fund. It may engage in futures and options transactions. The fund is non-diversified.

FOR ADDITIONAL INFORMATION CONCERNING THE FIRST AMERICAN INVESTMENT FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE FIRST AMERICAN INVESTMENT FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Franklin Value Investors Trust

Franklin Small Cap Value - Class A and Class R

     The investment seeks total return. The fund invests at least 80% of assets in small capitalization companies with market capitalizations under $2.5 billion at the time of purchase. Management invests in securities believed to be undervalued, including common and preferred stocks, warrants, bonds, and notes. To select investments, management considers fundamental characteristics such as earnings growth, low P/E ratios relative to the market, low price relative to book value or cash flow, tax loss carry-forwards, and intangibles not reflected in the current stock prices. The fund is non-diversified.

FOR ADDITIONAL INFORMATION CONCERNING FRANKLIN VALUE INVESTORS TRUST AND ITS PORTFOLIO, PLEASE SEE THE FRANKLIN VALUE INVESTORS TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

GOLDMAN SACHS DOMESTIC EQUITY FUNDS

Goldman Sachs Strategic Growth - Institutional Class and Service Class

     The investment seeks long-term capital appreciation; current income is a secondary consideration. The fund normally invests at least 80% of assets in underlying equity funds. It primarily invests in the CORE Large Cap Growth, CORE Large Cap Value and CORE International Equity Funds.

Goldman Sachs Mid Cap Value - Institutional Class and Service Class

     The investment seeks long-term capital appreciation. The fund normally invests at least 80% of assets in equity securities, typically with market capitalizations within the range of the market capitalization of companies in the Russell Midcap Value Index. It may invest up to 25% of assets in foreign securities, including securities of issuers in emerging countries. The fund may also invest up to 20% of assets in companies with market capitalizations outside the range of companies in the Russell Midcap Value Index and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs Small Cap Value - Institutional Class and Service Class

     The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in equity securities in small-cap issuers with market capitalizations within the range of the market capitalization of companies in the Russell 2000 Value Index. It may invest up to 25% of assets in foreign securities, including securities of issuers in emerging countries. The fund may also invest up to 20% of assets in companies with market capitalizations outside the range of companies in the Russell 2000 Value Index and in fixed- income securities, such as government, corporate and bank debt obligations.

FOR ADDITIONAL INFORMATION CONCERNING GOLDMAN SACHS DOMESTIC EQUITY FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE GOLDMAN SACHS DOMESTIC EQUITY FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

GOLDMAN SACHS SPECIALTY FUNDS

Goldman Sachs Tollkeeper - Class I and Class S

     The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in equity securities. It primarily invests in U.S. equity investments with a focus on the media, telecommunications, technology and Internet sectors. The fund may also invest up to 25% of assets in foreign securities, including securities of issuers in emerging markets and securities quoted in foreign currencies.

FOR ADDITIONAL INFORMATION CONCERNING GOLDMAN SACHS SPECIALTY FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE GOLDMAN SACHS SPECIALTY FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Janus Adviser Mid Cap Value - Class R

     The investment seeks capital appreciation. The fund normally invests at least 80% of assets in equity securities of mid-sized companies whose market capitalization is within the 12-month average of the capitalization range of the Russell Midcap index. It may invest in companies that have experienced significant business problems, but are believed to have favorable prospects for recovery. The fund may also invest up to 20% of assets in high-yield bonds, up to 15% of assets in illiquid investments and without limit in foreign equity and debt securities.

Janus Aspen Mid Cap Value - Class Service

     The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in equity securities of mid-sized companies whose market capitalization is within the 12-month average of the capitalization range of the Russell Midcap Growth Index. It may invest up to 20% of assets in high-yield bonds, up to 15% of assets in illiquid investments and without limit in foreign equity and debt securities. The fund is nondiversified.


     Page 47 of the Prospectus is revised to add the following language:

Manning & Napier Fund, Inc. Pro-Blend Conservative Term Series

Pro-Blend Conservative Term

     The investment seeks preservation of capital; long-term growth of capital is secondary. The fund primarily invests in fixed-income securities. The advisor typically invests in securities with short to intermediate-term maturities of three to five years, but may also invest a portion of assets in longer-term securities. The fund may also invest in equity securities of both domestic and foreign issuers.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND CONSERVATIVE TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND CONSERVATIVE TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Manning & Napier Fund, Inc. Pro-Blend Extended Term Series
Pro-Blend Extended Term Series

     The investment seeks long-term growth of capital; preservation of capital is secondary. The fund primarily invests in stocks and convertible securities, although it may invest a significant portion of assets in fixed-income securities. It typically invests in long-term fixed-income securities with maturities of seven to 20 years, but may invest in securities of any maturity. The fund may also invest in American depositary receipts.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND EXTENDED TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND EXTENDED TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Manning & Napier Fund, Inc. Pro-Blend Maximum Term Series
Pro-Blend Maximum Term Series

     The investment seeks long-term growth of capital. The fund primarily invests in common stocks. It may invest a portion of assets in fixed-income securities, as well as in American depositary receipts and U.S. dollar denominated securities of foreign issuers.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND MAXIMUM TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND MAXIMUM TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Manning & Napier Fund, Inc. Pro-Blend Moderate Term Series
Pro-Blend Moderate Term Series

     The investment seeks long-term growth of capital and preservation of capital. The fund primarily invests in a combination of stocks and fixed-income securities. It typically invests in intermediate to long-term fixed-income securities with maturities of five to 10 years but may invest in securities of any maturity. The fund may also invest in American depositary receipts and U.S. dollar denominated securities of foreign issuers.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND MODERATE TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND MODERATE TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.Page 49 of the Prospectus is revised to add the following language:


Oppenheimer Main Street Small Cap - Class A and Class N

     The investment seeks capital appreciation. The fund normally invests at least 80% of assets in common stocks and other equity securities of small-cap U.S. companies, defined by management as companies with market capitalizations of $3 billion or less. It can invest in companies that have been in operation less than three years. However, management does not intend to invest more than 20% of assets in such companies.

     Page 50 of the Prospectus is revised to add the following language:


Pioneer Emerging Markets Fund

Pioneer Emerging Markets - Class A

     The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in emerging-markets securities. These include securities issued by companies domiciled in, or primarily doing business in, emerging-market countries as well as debt issued by governments of these countries. The fund typically invests in at least six emerging-markets.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER EMERGING MARKETS FUNDS PORTFOLIO, PLEASE SEE THE PIONEER EMERGING MARKET FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


     Page 52 of the Prospectus is revised to add the following language:


Russell Funds

Russell Emerging Markets Fund - Class E

     The investment seeks total return primarily through capital appreciation. The fund primarily invests in equity securities issued by companies located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. Management uses a multi-manager approach whereby portions of the fund are allocated to different money managers who employ distinct investment styles. It may invest a portion of assets in illiquid securities.

Russell Real Estate Securities Fund - Class E

     The investment seeks curent income; capital appreciation is a secondary consideration. The fund generally invests in equity securities of companies that own and/or manage properties, known as real estate investment trusts (REITS). It may invest in equity and debt securities of other types of real estate-related companies. The fund primarily invests in companies based in the United States. Management uses a multi-style, multi-manager approach whereby portions of the fund are allocated to different money managers who employ distinct investment styles.

Russell Select Value Fund - Class E

     The investment seeks capital appreciation. The fund invests primarily in large and medium capitalization value stocks with some exposure to small capitalization stocks. It invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value. The fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the United States. Small capitalization companies include all other U.S. companies.

  This supplement should be retained with the Prospectus for future reference.